Stock Plans, Share-Based Payments and Warrants (Summary Of Option Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	2,294,714	747,164
Shares, Options granted	176,875	1,547,550	702,500
Shares, Outstanding at end of year		2,294,714	747,164
Shares, Expected to vest at end of year		778,035
Shares, Exercisable at end of year		2,206,747
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.46	$ 2.14
Weighted Average Exercise Price, Options granted		$ 1.13
Weighted Average Exercise Price, Outstanding at end of year		$ 1.46	$ 2.14
Weighted Average Exercise Price, Expected to vest at end of year		$ 2.26
Weighted Average Exercise Price, Exercisable at end of year		$ 1.47